CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Revenue	$ 2,868,647	$ 2,671,706	$ 1,926,551
Gross profit	1,391,279	1,366,607	1,346,696
Other operating income	35,195	44,984	40,461
Vessel operating expenses	(278,041)	(268,869)	(263,903)
Technical management expenses	(28,173)	(25,692)	(23,627)
Charter hire expenses	(48,496)	(34,571)	(33,154)
Other expenses	(79,446)	(69,571)	(59,524)
Total other gains	992,318	1,012,888	1,006,949
Gain on disposal of assets	28,520	56,087	25,483
Depreciation charge of property, plant and equipment	(214,308)	(209,727)	(207,989)
Amortisation charge of intangible assets	(803)	(1,300)	(1,230)
Operating profit	805,727	857,948	823,213
Interest income	16,317	17,629	6,977
Interest expense	(52,375)	(77,385)	(91,094)
Capitalised financing fees written off	(2,069)	(5,894)	(2,465)
Other finance expense	(9,662)	(11,845)	(2,516)
Finance expense - net	(47,789)	(77,495)	(89,098)
Share of profit of equity-accounted investees, net of tax	20,515	19,073	24,152
Profit before income tax	778,453	799,526	758,267
Income tax expense	(4,418)	(6,251)	(6,678)
Profit for the financial year	774,035	793,275	751,589
Items that may be subsequently reclassified to profit or loss
Foreign operations - foreign currency translation differences	(135)	(92)	64
Cash flow hedges - effective portion of changes in fair value	14,522	13,378	73,516
Cash flow hedges - reclassified to profit or loss	(33,129)	(42,524)	(5,406)
Other comprehensive income that will be reclassified to profit or loss, net of tax	(18,742)	(29,238)	68,174
Item that will not be subsequently reclassified to profit or loss
Equity investments at FVOCI - net change in fair value	1,186	9,720	0
Total other comprehensive (loss)/income, net of tax	(17,556)	(19,518)	68,174
Total comprehensive income for the year	$ 756,479	$ 773,757	$ 819,763
Earnings per share attributable to the equity holders of the Company (expressed in US$ per share)
Basic earnings per share (in dollars per share)	$ 1.52	$ 1.57	$ 1.57
Diluted earnings per share (in dollars per share)	$ 1.5	$ 1.56	$ 1.54
Hafnia Vessels and TC Vessels [Member]
Profit (loss) [abstract]
Revenue	$ 1,935,596	$ 1,915,472	$ 1,926,551
Voyage expenses	(544,317)	(548,865)	(579,855)
External Vessels in Disponent-Owner Pools [Member]
Profit (loss) [abstract]
Revenue	933,051	756,234	0
Voyage expenses	(332,802)	(279,749)	0
Pool distributions	$ (600,249)	$ (476,485)	$ 0